Condensed Consolidating Financial Information - Schedule of Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 18,014	$ 23,712	$ 23,447	$ 26,027	$ 10,417	$ 24,355
Receivables	277,926	202,024		139,485
Inventories	219,133	201,591		184,558
Prepaid and other current assets	20,824	14,038		6,251
Total current assets	535,897	441,365		356,321
Property, plant and equipment, net	236,067	211,832		201,747
Goodwill	906,766	910,088		902,579	901,928
Intangible assets, net	297,397	338,510		386,817
Other assets and deferred charges	7,229	2,980		3,431
Total assets	1,983,356	1,904,775		1,850,895
Current liabilities:
Accounts payable	127,103	98,826		66,280
Accrued compensation and employee benefits	36,988	30,289		24,788
Other accrued expenses	53,054	21,950		21,626
Total current liabilities	217,145	151,065		112,694
Long-term debt	687,543	3,742
Deferred income taxes	93,138	96,985		167,565
Other long-term liabilities	20,770	12,949
Other liabilities including long term debt		16,691		19,283
Total liabilities	1,018,596	264,741
Equity:
Parent Company investment in Apergy	1,001,074	1,661,700		1,579,951
Accumulated other comprehensive loss	(38,527)	(26,415)		(33,629)
Total Parent Company equity	962,547	1,635,285		1,546,322
Noncontrolling interest	2,213	4,749		5,031
Total equity	964,760	1,640,034		1,551,353	1,644,993	1,797,040
Total liabilities and equity	1,983,356	1,904,775		1,850,895
Apergy Corporation
Current assets:
Cash and cash equivalents	108
Prepaid and other current assets	71
Total current assets	179
Advances due from affiliates	660,836
Investment in subsidiaries	978,944	1,640,034		1,551,353
Other assets and deferred charges	4,226
Total assets	1,644,185	1,640,034		1,551,353
Current liabilities:
Accounts payable	30
Other accrued expenses	(3,811)
Total current liabilities	(3,781)
Long-term debt	683,206
Total liabilities	679,425
Equity:
Parent Company investment in Apergy	964,760	1,640,034		1,551,353
Total Parent Company equity	964,760	1,640,034		1,551,353
Total equity	964,760	1,640,034		1,551,353
Total liabilities and equity	1,644,185	1,640,034		1,551,353
Subsidiary guarantors
Current assets:
Cash and cash equivalents	8,308	5,763	3,126	3,730	2,719	11,212
Receivables	245,950	171,363		116,340
Inventories	189,536	175,031		161,314
Prepaid and other current assets	18,846	11,990		4,090
Total current assets	462,640	364,147		285,474
Property, plant and equipment, net	222,425	195,579		180,292
Goodwill	633,771	633,734		633,734
Advances due from affiliates	14,228	10,299		10,464
Intercompany notes receivable	1,394
Investment in subsidiaries	688,890	801,235		753,916
Intangible assets, net	207,694	234,795		273,127
Other assets and deferred charges	2,292	2,129		2,499
Total assets	2,233,334	2,241,918		2,139,506
Current liabilities:
Accounts payable	113,497	83,864		53,195
Accrued compensation and employee benefits	31,619	24,875		20,450
Other accrued expenses	784,752	74,393		81,402
Total current liabilities	929,868	183,132		155,047
Intercompany notes payable	4
Long-term debt	4,321
Deferred income taxes	73,089	75,075		125,490
Other long-term liabilities	19,459
Other liabilities including long term debt		16,657		19,009
Total liabilities	1,026,741
Equity:
Parent Company investment in Apergy	1,213,290	1,971,790		1,847,548
Accumulated other comprehensive loss	(6,697)	(4,736)		(7,588)
Total Parent Company equity	1,206,593	1,967,054		1,839,960
Total equity	1,206,593	1,967,054		1,839,960
Total liabilities and equity	2,233,334	2,241,918		2,139,506
Subsidiary non-guarantors
Current assets:
Cash and cash equivalents	9,598	17,949	$ 20,321	22,297	$ 7,698	$ 13,143
Receivables	40,797	34,335		29,511
Inventories	31,146	27,488		23,979
Prepaid and other current assets	1,907	2,048		2,161
Total current assets	83,448	81,820		77,948
Property, plant and equipment, net	13,642	16,253		21,455
Goodwill	272,995	276,354		268,845
Advances due from affiliates	81,199	60,109		64,521
Intercompany notes receivable	4
Investment in subsidiaries	542,462	388,315		348,046
Intangible assets, net	89,703	103,715		113,690
Other assets and deferred charges	711	851		932
Total assets	1,084,164	927,417		895,437
Current liabilities:
Accounts payable	22,397	18,636		19,451
Accrued compensation and employee benefits	5,369	5,414		4,338
Other accrued expenses	28,703	18,289		15,466
Total current liabilities	56,469	42,339		39,255
Intercompany notes payable	1,394
Long-term debt	16
Deferred income taxes	20,049	21,910		42,075
Other long-term liabilities	1,311
Other liabilities including long term debt		34		274
Total liabilities	79,239
Equity:
Parent Company investment in Apergy	1,034,542	880,064		834,843
Accumulated other comprehensive loss	(31,830)	(21,679)		(26,041)
Total Parent Company equity	1,002,712	858,385		808,802
Noncontrolling interest	2,213	4,749		5,031
Total equity	1,004,925	863,134		813,833
Total liabilities and equity	1,084,164	927,417		895,437
Intersegment Eliminations
Current assets:
Receivables	(8,821)	(3,674)		(6,366)
Inventories	(1,549)	(928)		(735)
Total current assets	(10,370)	(4,602)		(7,101)
Advances due from affiliates	(756,263)	(70,408)		(74,985)
Intercompany notes receivable	(1,398)
Investment in subsidiaries	(2,210,296)	(2,829,584)		(2,653,315)
Total assets	(2,978,327)	(2,904,594)		(2,735,401)
Current liabilities:
Accounts payable	(8,821)	(3,674)		(6,366)
Other accrued expenses	(756,590)	(70,732)		(75,242)
Total current liabilities	(765,411)	(74,406)		(81,608)
Intercompany notes payable	(1,398)
Total liabilities	(766,809)
Equity:
Parent Company investment in Apergy	(2,211,518)	(2,830,188)		(2,653,793)
Total Parent Company equity	(2,211,518)	(2,830,188)		(2,653,793)
Total equity	(2,211,518)	(2,830,188)		(2,653,793)
Total liabilities and equity	$ (2,978,327)	$ (2,904,594)		$ (2,735,401)